Basis of presentation (Details)	12 Months Ended
Dec. 31, 2022
Alberta Newsprint Company
Basis of Presentation [Line Items]
Proportion of ownership interest in joint operation	50.00%
Cariboo Pulp & Paper Company
Basis of Presentation [Line Items]
Proportion of ownership interest in joint operation	50.00%